Condensed Consolidated Balance Sheets	Jun. 30, 2022 USD ($)
Current assets
Cash	$ 351,272
Prepaid expenses	261,576
Total Current Assets	612,848
Investments held in Trust Account - US Treasury Securities Money Market Fund	141,686,598
TOTAL ASSETS	142,299,446
Current liabilities
Accounts payable and accrued expenses	598,646
Total Current Liabilities	598,646
Convertible promissory notes - related party, net of discount	2,033,845
Simple promissory notes	2,000,000
Mandatorily redeemable ordinary shares liability	41,824,292
Warrant liability	1,231,200
Deferred underwriting fee payable	5,190,000
Total Liabilities	52,877,983
Commitments and Contingencies
Ordinary shares subject to possible redemption 13,800,000 as of March 31, 2022 and December 31, 2021 at redemption value of approximately $10.18 and $10.10, respectively	100,186,194
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,450,000 non-redeemable shares issued and outstanding at March 31, 2022 and December 31, 2021	345
Accumulated deficit	(10,765,076)
Total Shareholders' Deficit	(10,764,731)
TOTAL LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS' DEFICIT	$ 142,299,446